Cover	Nov. 21, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In its Current Report on Form 8-K filed with the Securities and Exchange Commission on November 21, 2019 (the "Initial Report"), Glaukos Corporation (the "Company") reported that it completed its acquisition of Avedro, Inc., a Delaware corporation ("Avedro"), pursuant to the terms and conditions of an Agreement and Plan of Merger, dated as of August 7, 2019, by and among the Company, Atlantic Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Company, and Avedro. This Current Report on Form 8-K/A amends the Initial Report to amend the disclosure in Item 9.01 thereof with respect to the historical financial statements and unaudited pro forma information required by Item 9.01(a) and (b) of Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Initial Report.
Document Period End Date	Nov. 21, 2019
Entity File Number	001-37463
Entity Registrant Name	Glaukos Corporation
Entity Central Index Key	0001192448
Entity Tax Identification Number	33-0945406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	229 Avenida Fabricante
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92672
City Area Code	949
Local Phone Number	367-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	GKOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false